UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-7177

Name of Fund:  Merrill Lynch Mid Cap Value Opportunities Fund of
               The Asset Program, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., President, Merrill
         Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.,
         800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 01/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 -   Schedule of Investments


Merrill Lynch Mid Cap Value Opportunities Fund

Schedule of Investments as of October 31, 2005                                                                  (in U.S. dollars)

                                                      Shares
                    Industry                            Held   Common Stocks                                                Value
North America

Bermuda - 0.2%      Insurance - 0.2%                  16,200   XL Capital Ltd. Class A                            $     1,037,772

                                                               Total Common Stocks in Bermuda                           1,037,772

Canada - 1.5%       Diversified Telecommunication    243,300   BCE, Inc.                                                6,021,675
                    Services - 1.5%

                                                               Total Common Stocks in Canada                            6,021,675

United              Aerospace & Defense - 1.5%        35,800   Curtiss-Wright Corp.                                     2,053,130
States - 88.5%                                       109,300   Raytheon Co.                                             4,038,635
                                                                                                                  ---------------
                                                                                                                        6,091,765

                    Air Freight & Logistics - 0.7%    70,800   Ryder System, Inc.                                       2,808,636

                    Biotechnology - 3.0%             119,900   Cephalon, Inc. (b)(e)                                    5,466,241
                                                     156,300   Medimmune, Inc. (b)(e)                                   5,467,374
                                                     113,800   Millennium Pharmaceuticals, Inc. (b)                     1,037,856
                                                                                                                  ---------------
                                                                                                                       11,971,471

                    Capital Markets - 2.9%           452,300   E*Trade Financial Corp. (b)                              8,390,165
                                                     181,000   Janus Capital Group, Inc.                                3,176,550
                                                                                                                  ---------------
                                                                                                                       11,566,715

                    Commercial Banks - 5.9%          313,800   The Colonial BancGroup, Inc.                             7,641,030
                                                     100,800   Compass Bancshares, Inc.                                 4,915,008
                                                     150,675   First Midwest Bancorp, Inc.                              5,728,663
                                                     195,328   TD Banknorth, Inc.                                       5,623,493
                                                                                                                  ---------------
                                                                                                                       23,908,194

                    Commercial Services &            790,100   Allied Waste Industries, Inc. (b)                        6,431,414
                    Supplies - 3.8%                  203,400   Cendant Corp.                                            3,543,228
                                                     120,500   Manpower, Inc.                                           5,456,240
                                                                                                                  ---------------
                                                                                                                       15,430,882

                    Communications                   209,000   Andrew Corp. (b)                                         2,219,580
                    Equipment - 1.5%                 399,700   Tellabs, Inc. (b)                                        3,821,132
                                                                                                                  ---------------
                                                                                                                        6,040,712

                    Construction Materials - 0.3%     15,100   Martin Marietta Materials, Inc.                          1,191,541

                    Diversified Financial              1,900   Cbot Holdings, Inc. Class A (b)(e)                         202,350
                    Services - 0.1%

                    Electric Utilities - 2.2%        226,100   Cinergy Corp.                                            9,021,390

                    Electronic Equipment &           255,700   Anixter International, Inc.                              9,481,356
                    Instruments - 5.7%               276,700   Ingram Micro, Inc. Class A (b)                           5,008,270
                                                     245,900   Tech Data Corp. (b)                                      8,517,976
                                                                                                                  ---------------
                                                                                                                       23,007,602

                    Energy Equipment &               193,600   BJ Services Co. (e)                                      6,727,600
                    Services - 4.4%                   29,000   Diamond Offshore Drilling                                1,637,340
                                                     123,100   Maverick Tube Corp. (b)                                  3,811,176
                                                     166,800   Rowan Cos., Inc. (b)(e)                                  5,502,732
                                                                                                                  ---------------
                                                                                                                       17,678,848

                    Food Products - 2.6%             208,600   ConAgra Foods, Inc.                                      4,854,122
                                                     189,300   Smithfield Foods, Inc. (b)                               5,599,494
                                                                                                                  ---------------
                                                                                                                       10,453,616

                    Gas Utilities - 0.7%              38,800   Questar Corp.                                            3,055,500

                    Health Care Providers &        1,161,200   Emdeon Corp. (b)                                        10,683,040
                    Services - 2.7%                   10,600   WebMD Health Corp. Class A (b)                             276,872
                                                                                                                  ---------------
                                                                                                                       10,959,912

                    Hotels, Restaurants &            132,100   Outback Steakhouse, Inc.                                 4,974,886
                    Leisure - 1.2%

                    IT Services - 6.7%               318,300   The BISYS Group, Inc. (b)                                4,036,044
                                                     119,900   Computer Sciences Corp. (b)                              6,144,875
                                                     842,700   Convergys Corp. (b)(e)                                  13,693,875
                                                     155,200   Sabre Holdings Corp. Class A                             3,031,056
                                                                                                                  ---------------
                                                                                                                       26,905,850

                    Industrial                        65,200   Teleflex, Inc.                                           4,315,588
                    Conglomerates - 1.1%

                    Insurance - 2.3%                 447,500   Conseco, Inc. (b)                                        9,084,250

                    Internet Software &               66,044   Vignette Corp. (b)                                       1,096,991
                    Services - 0.3%

                    Leisure Equipment &               45,800   Mattel, Inc.                                               675,550
                    Products - 0.2%

                    Machinery - 1.7%                  48,200   Eaton Corp.                                              2,835,606
                                                      40,400   ITT Industries, Inc.                                     4,104,640
                                                                                                                  ---------------
                                                                                                                        6,940,246

                    Media - 3.1%                     319,300   Interpublic Group of Cos., Inc. (b)(e)                   3,298,369
                                                      88,300   Knight-Ridder, Inc. (e)                                  4,713,454
                                                      93,100   Liberty Global, Inc. (b)                                 2,306,087
                                                      93,100   Liberty Global, Inc. Series C (b)(e)                     2,208,332
                                                                                                                  ---------------
                                                                                                                       12,526,242

                    Metals & Mining - 1.8%            60,800   Nucor Corp.                                              3,638,880
                                                      65,100   Reliance Steel & Aluminum Co.                            3,712,002
                                                                                                                  ---------------
                                                                                                                        7,350,882

                    Multiline Retail - 0.7%          121,900   Dollar Tree Stores, Inc. (b)                             2,628,164

                    Oil, Gas & Consumable             62,100   Cabot Oil & Gas Corp. Class A                            2,843,559
                    Fuels - 6.5%                     123,600   Murphy Oil Corp.                                         5,790,660
                                                     110,500   Newfield Exploration Co. (b)                             5,008,965
                                                     234,600   Noble Energy, Inc.                                       9,395,730
                                                      48,800   Tesoro Corp.                                             2,984,120
                                                                                                                  ---------------
                                                                                                                       26,023,034

                    Paper & Forest Products - 1.3%   160,500   Georgia-Pacific Corp.                                    5,221,065

                    Pharmaceuticals - 4.0%           484,100   King Pharmaceuticals, Inc. (b)                           7,469,663
                                                     294,300   Medicis Pharmaceutical Corp. Class A                     8,681,850
                                                                                                                  ---------------
                                                                                                                       16,151,513

                    Real Estate - 1.2%               155,000   Equity Office Properties Trust (e)                       4,774,000

                    Road & Rail - 1.5%               321,200   JB Hunt Transport Services, Inc.                         6,234,492

                    Semiconductors & Semiconductor   127,300   Micron Technology, Inc. (b)                              1,653,627
                    Equipment - 0.4%

                    Software - 6.3%                  806,600   BEA Systems, Inc. (b)                                    7,114,212
                                                      42,700   Hyperion Solutions Corp. (b)                             2,064,972
                                                   1,300,600   Novell, Inc. (b)                                         9,910,572
                                                     291,800   Siebel Systems, Inc.                                     3,020,130
                                                     422,100   TIBCO Software, Inc. (b)                                 3,203,739
                                                                                                                  ---------------
                                                                                                                       25,313,625

                    Specialty Retail - 6.1%          188,700   Foot Locker, Inc.                                        3,668,328
                                                     251,000   The Gap, Inc.                                            4,337,280
                                                     120,100   Linens 'N Things, Inc. (b)                               3,019,314
                                                     187,700   RadioShack Corp.                                         4,148,170
                                                     439,400   TJX Cos., Inc.                                           9,460,282
                                                                                                                  ---------------
                                                                                                                       24,633,374

                    Thrifts & Mortgage               404,400   Sovereign Bancorp, Inc.                                  8,722,908
                    Finance - 3.6%                   125,000   Webster Financial Corp.                                  5,771,250
                                                                                                                  ---------------
                                                                                                                       14,494,158

                    Trading Companies &              103,400   United Rentals, Inc. (b)                                 2,023,538
                    Distributors - 0.5%

                                                               Total Common Stocks in the United States               356,410,209

                                                               Total Common Stocks in North America - 90.2%           363,469,656


Western Europe

Netherlands - 0.9%  Construction &                   168,800   Chicago Bridge & Iron Co. NV                             3,764,240
                    Engineering - 0.9%

                                                               Total Common Stocks in the Netherlands                   3,764,240

Switzerland - 1.4%  Biotechnology - 1.4%             336,900   Serono SA (a)                                            5,454,411

                                                               Total Common Stocks in Switzerland                       5,454,411

                                                               Total Common Stocks in Western Europe - 2.3%             9,218,651

                                                               Total Common Stocks
                                                               (Cost - $332,179,789) - 92.5%                          372,688,307



                                                               Exchange-Traded Funds
                                                      53,100   iShares Goldman Sachs Natural Resources
                                                               Index Fund (e)                                           4,444,470
                                                      28,400   iShares Russell 2000 Index Fund (e)                      1,815,044
                                                      71,400   iShares S&P SmallCap 600 Index Fund (e)                  3,975,552
                                                      41,600   Midcap SPDR Trust Series 1                               5,304,000
                                                                                                                  ---------------
                                                                                                                       15,539,066

                    Electric Utilities - 1.4%         71,600   iShares Dow Jones US Utilities Sector
                                                               Index Fund                                               5,478,116

                    Real Estate - 0.6%                39,000   iShares Dow Jones US Real Estate Index Fund              2,426,190

                                                               Total Exchange-Traded Funds
                                                               (Cost - $22,059,031) - 5.8%                             23,443,372



                                                  Beneficial
                                                    Interest   Short-Term Securities
                                               $   5,304,440   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I (c)                                  5,304,440
                                                  41,593,200   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series (c)(d)                              41,593,200

                                                               Total Short-Term Securities
                                                               (Cost - $46,897,640) - 11.7%                            46,897,640

                                                               Total Investments
                                                               (Cost - $401,136,460*) - 110.0%                        443,029,319
                                                               Liabilities in Excess of Other Assets - (10.0%)       (40,193,696)
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   402,835,623
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                      $     403,980,459
                                                        =================
    Unrealized appreciation                             $      50,860,841
    Unrealized depreciation                                  (11,811,981)
                                                        -----------------
    Net unrealized appreciation                         $      39,048,860
                                                        =================

(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net             Interest
    Affiliate                                 Activity           Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I             $  (5,510,033)      $  162,249
    Merrill Lynch Liquidity Series,
       LLC Money Market Series             $  (6,374,750)      $   21,385

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


By:  /s/ Robert C. Doll, Jr.
     -----------------------
     Robert C. Doll, Jr.
     Chief Executive Officer
     Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


Date: December 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Robert C. Doll, Jr.
     -----------------------
     Robert C. Doll, Jr.
     Chief Executive Officer
     Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


Date: December 17, 2005


By:  /s/ Donald C. Burke
     -----------------------
     Donald C. Burke
     Chief Financial Officer
     Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


Date: December 17, 2005